Non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
Schedule of changes in non-controlling interest
Changes in redeemable non-controlling interest for the periods presented in this report were as follows:

(In $ millions)	SFL VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2020	140	11	151
Net loss attributable to non-controlling interest	(2)	—	(2)
Share buyback of Heirs Holding shares in Seadrill Nigeria Operations	—	(11)	(11)
As at June 30, 2020	138	—	138

(In $ millions)	SFL VIEs	Seadrill Nigeria Operations Limited	Total
As at January 1, 2021	—	—	—
As at June 30, 2021	—	—	—